Structured Entities - Summary of Assets and Liabilities, Maximum Exposure to Loss Related to Interests in Unconsolidated Structured Entities (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	$ 275,814	$ 249,004
Loans	660,992	618,856
Derivatives	113,488	101,560
Other assets	58,921	49,073
Derivatives	109,927	98,543
Other liabilities	69,831	58,137
Multi-seller conduits [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	138	75
Derivatives	60	97
Assets	198	172
Derivatives	38	20
Other liabilities		30
Liabilities	38	50
Maximum exposure to loss	42,863	38,032
Total assets of unconsolidated structured entities	41,964	37,192
Structured Finance [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans	2,670	2,718
Other assets	46	60
Assets	2,716	2,778
Maximum exposure to loss	6,522	6,446
Total assets of unconsolidated structured entities	18,200	17,571
Non RBC Managed Investment Funds [member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	2,297	1,865
Assets	2,297	1,865
Maximum exposure to loss	2,557	2,123
Total assets of unconsolidated structured entities	462,947	412,046
Third-party Securitization Vehicles [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Loans	5,628	6,392
Assets	5,628	6,392
Maximum exposure to loss	10,389	10,756
Total assets of unconsolidated structured entities	87,631	84,282
Other [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	422	503
Loans	931	1,517
Derivatives	84	83
Other assets	261	244
Assets	1,698	2,347
Maximum exposure to loss	2,108	2,667
Total assets of unconsolidated structured entities	286,200	293,423
Unconsolidated Structured Entities [Member]
Disclosure of Unconsolidated Structured Entities [Line Items]
Securities	2,857	2,443
Loans	9,229	10,627
Derivatives	144	180
Other assets	307	304
Assets	12,537	13,554
Derivatives	38	20
Other liabilities		30
Liabilities	38	50
Maximum exposure to loss	64,439	60,024
Total assets of unconsolidated structured entities	$ 896,942	$ 844,514